Debt - Schedule of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term debt	$ 1,873,575	$ 1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338
Total debt	1,884,451	1,917,605
Term Loan B [Member]
Line of Credit Facility [Line Items]
Senior secured term loan facilities, net of original issue discount of $19.2 million: Term Loan B, variable rate, 5.25% at December 29, 2012 and 5.25% at December 31, 2011 with quarterly interest payments, principal due and payable at maturity - December 2016	1,136,905	1,155,212
Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity - October 2017	$ 736,670	$ 750,000